Net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Interest income
Cash and balances with central banks		$ 185	$ 141
Collateral paid		74	55
Available-for-sale securities		984	930
Net ineffectiveness on qualifying hedges		(5)	(13)
Trading securities and financial assets measured at FVIS		281	283
Loans		14,943	14,678
Other financial assets		19	16
Total interest income	$ 16,968	16,481	16,090
Interest expense
Collateral received		(27)	(18)
Deposits and other borrowings		(4,653)	(4,368)
Trading liabilities		(385)	(574)
Debt issues		(2,392)	(2,088)
Loan capital		(398)	(376)
Other financial liabilities		(207)	(202)
Bank levy		(192)	(186)
Total interest expense	(8,705)	(8,254)	(7,812)
Net interest income	$ 8,263	8,227	8,278
Interest income, % Mov't
Total interest income, percentage movement from prior period	3.00%
Total interest income, percentage movement from same period in prior year	5.00%
Interest expense, % Mov't
Total interest expense, percentage movement from prior period	5.00%
Total interest expense, percentage movement from same period in prior year	11.00%
Financial liabilities at amortised cost
Interest expense
Collateral received	$ (20)	(27)	(18)
Deposits and other borrowings	(4,124)	(4,189)	(3,952)
Debt issues	(2,299)	(2,322)	(2,003)
Loan capital	(386)	(398)	(376)
Other financial liabilities	(143)	(160)	(158)
Total interest expense	$ (6,972)	(7,096)	(6,507)
Interest expense, % Mov't
Collateral received, percentage movement from prior period	(26.00%)
Collateral received, percentage movement from same period in prior year	11.00%
Deposits and other borrowings, percentage movement from prior period	(2.00%)
Deposits and other borrowings, percentage movement from same period in prior year	4.00%
Debt issues, percentage movement from prior period	(1.00%)
Debt issues, percentage movement from same period in prior year	15.00%
Loan capital, percentage movement from prior period	(3.00%)
Loan capital, percentage movement from same period in prior year	3.00%
Other financial liabilities, percentage movement from prior period	(11.00%)
Other financial liabilities, percentage movement from same period in prior year	(9.00%)
Total interest expense, percentage movement from prior period	(2.00%)
Total interest expense, percentage movement from same period in prior year	7.00%
Other
Interest expense
Deposits and other borrowings	$ (551)	(464)	(416)
Trading liabilities	(888)	(385)	(574)
Debt issues	(53)	(70)	(85)
Bank levy	(193)	(192)	(186)
Other interest expense	(48)	(47)	(44)
Total interest expense	$ (1,733)	(1,158)	(1,305)
Interest expense, % Mov't
Deposits and other borrowings, percentage movement from prior period	19.00%
Deposits and other borrowings, percentage movement from same period in prior year	32.00%
Trading liabilities, percentage movement from prior period	131.00%
Trading liabilities, percentage movement from same period in prior year	55.00%
Debt issues, percentage movement from prior period	(24.00%)
Debt issues, percentage movement from same period in prior year	(38.00%)
Bank levy, percentage movement from prior period	1.00%
Bank levy, percentage movement from same period in prior year	4.00%
Other interest expense, percentage movement from prior period	2.00%
Other interest expense, percentage movement from same period in prior year	9.00%
Total interest expense, percentage movement from prior period	50.00%
Total interest expense, percentage movement from same period in prior year	33.00%
Financial assets measured at amortised cost or FVOCI
Interest income
Cash and balances with central banks	$ 193	185	141
Collateral paid	102	74	55
Available-for-sale securities		984	930
Investment securities	958
Loans	15,350	14,928	14,655
Other financial assets	15	19	16
Total interest income	$ 16,618	16,190	15,797
Interest income, % Mov't
Cash and balances with central banks, percentage movement from prior period	4.00%
Cash and balances with central banks, percentage movement from same period in prior year	37.00%
Collateral paid, percentage movement from prior period	38.00%
Collateral paid, percentage movement from same period in prior year	85.00%
Loans, percentage movement from prior period	3.00%
Loans, percentage movement from same period in prior year	5.00%
Other financial assets, percentage movement from prior period	(21.00%)
Other financial assets, percentage movement from same period in prior year	(6.00%)
Total interest income, percentage movement from prior period	3.00%
Total interest income, percentage movement from same period in prior year	5.00%
Other
Interest income
Net ineffectiveness on qualifying hedges	$ 7	(5)	(13)
Trading securities and financial assets measured at FVIS	334	281	283
Loans	9	15	23
Total interest income	$ 350	$ 291	$ 293
Interest income, % Mov't
Trading securities and financial assets designated at fair value, percentage movement from prior period	19.00%
Trading securities and financial assets designated at fair value, percentage movement from same period in prior year	18.00%
Loans, percentage movement from prior period	(40.00%)
Loans, percentage movement from same period in prior year	(61.00%)
Total interest income, percentage movement from prior period	20.00%
Total interest income, percentage movement from same period in prior year	19.00%